Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Future Minimum Lease Payments
The following is a schedule of the future minimum lease payments under the Lease Agreements, reconciled to the operating lease liability, as of March 31, 2023 (in thousands):

March 31, 2023

Remainder of fiscal year ending June 30, 2023	$566
Years ending June 30,
2024	2,335
2025	1,913
2026	2,477
2027	2,551
2028	2,715
Thereafter	4,386

Total lease payments	16,943
Less: Present value discount	(3,891)

Total operating lease liability	$13,052

Balance Sheet Classification – Operating Leases
Operating lease liability	$1,385
Operating lease liability, long-term	11,667

Total operating lease liability	$13,052

Other Balance Sheet Information – Operating Leases
Weighted average remaining lease term (in years)	6.7
Weighted average discount rate	7.50%

The following is a schedule of the future minimum rental payments for our operating leases, reconciled to the lease liability as of June 30, 2022 (in thousands):

June 30, 2022
Years ending June 30,
2023	$1,565
2024	1,612
2025	1,168
2026	1,710
2027	1,761
Thereafter	5,090

Total lease payments	12,906
Less: Present value discount	(3,264)

Total operating lease liability	$9,642

Balance Sheet Classification—Operating Leases
Operating lease liability	$871
Operating lease liability, long-term	8,771

Total operating lease liability	$9,642

Other Balance Sheet Information—Operating Leases
Weighted average remaining lease term (in years)	7.4
Weighted average discount rate	7.50%

Infinity Pharmaceuticals Inc [Member]
Summary of Leases	The following is a summary of our current lease included in the respective balance sheet classifications:

	December 31,
	2022	2021
	(in thousands)
Assets
Operating lease right-of-use assets	$697	$1,064

Liabilities
Accrued expenses and other current liabilities	$593	$519
Operating lease liability	324	917

Total lease liabilities	$917	$1,436

Schedule of Future Minimum Lease Payments
As of December 31, 2022, future minimum lease payments of our operating lease liabilities are as follows:

Operating Leases
(in thousands)
2023	$658
2024	334

Total future minimum lease payments	992
Less: imputed interest	(75)

Total lease liability	$917